Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Entity Registrant Name	MOOG INC.
Entity Central Index Key	0000067887
Document Type	11-K
Amendment Flag	false
EBP0757636
Document Information [Line Items]
Current Fiscal Year End Date	--09-30
Document Type	11-K
Amendment Flag	false